A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE                            Phone:  206-219-3820

Renton, Washington  98058

Fax:      206-232-1196

On behalf of Stellar Biotechnologies, Inc., we hereby submit Stellar's initial Form 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Frank Oakes, President and CEO of Stellar, by phone at (805) 488-2147 or by fax at (805) 488-1278

Sincerely,

/s/  "Steve Taylor"

Steve Taylor

A.B. Korelin & Associates